RELATED PARTY TRANSACTIONS (Schedule of Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [Abstract]
Short-term employee benefits	$ 768	$ 843
Performance related bonus	441	440
Post-employment benefits	38	39
Share-based compensation benefits as calculated under IFRS 2	149	931
Total compensation	$ 1,396	$ 2,253